PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment Tables [Abstract]
Property Plant And Equipment Tables

	2014	2015
	(EUR in millions)
Land	506	562
Buildings	1,226	1,162
Leasehold improvements	159	161
Furniture, fittings, machinery and vehicles	976	863
Total, at cost	2,867	2,748
Less: accumulated depreciation and impairment	(1,244)	(1,315)
Net book value	1,623	1,433
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 57 million, EUR 53 million and EUR 52 million for the years ended December 31, 2013, 2014 and 2015, respectively.

Operating Leases
(EUR in millions)
2016	32
2017	26
2018	23
2019	19
2020	18
Thereafter	35
Total minimum lease payments	153